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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:  1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Timpani Capital Management LLC
                 ---------------------------------
   Address:      Two Park Plaza
                 ---------------------------------
                 10850 West Park Place, Suite 1020
                 ---------------------------------
                 Milwaukee, WI  53224
                 ---------------------------------

Form 13F File Number: 28-14622
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brandon M. Nelson
         -------------------------------
Title:   Portfolio Manager
         -------------------------------
Phone:   (847) 509-1140
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Brandon M . Nelson             Milwaukee, WI       January 29, 2013
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 82
                                        --------------------

Form 13F Information Table Value Total: $135,761
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
ACADIA HEALTHCARE
 COMPANY IN               COM           00404A109   1,241        53,166    SH  -    SOLE                    53,166 -          -
AIR METHODS CORP          COM PAR $.06  009128307   2,322        62,907    SH  -    SOLE                    62,907 -          -
AKORN INC                 COM           009728106   1,207        90,311    SH  -    SOLE                    90,311 -          -
ALLEGIANT TRAVEL CO       COM           01748X102     980        13,349    SH  -    SOLE                    13,349 -          -
ALTISOURCE PORTFOLIO
 SOLNS S                  REG SHS       L0175J104   1,115        12,864    SH  -    SOLE                    12,864 -          -
ALTISOURCE RESIDENTIAL
 CORP                     CL B          02153W100      68         4,287    SH  -    SOLE                     4,287 -          -
AMERICAN VANGUARD CORP    COM           030371108   3,298       106,149    SH  -    SOLE                   106,149 -          -
AMERICAN WOODMARK CORP    COM           030506109   1,657        59,578    SH  -    SOLE                    59,578 -          -
APOGEE ENTERPRISES INC    COM           037598109   1,853        77,312    SH  -    SOLE                    77,312 -          -
ASBURY AUTOMOTIVE GROUP
 INC                      COM           043436104   1,333        41,612    SH  -    SOLE                    41,612 -          -
BARRETT BUSINESS
 SERVICES IN              COM           068463108   1,875        49,216    SH  -    SOLE                    49,216 -          -
BEACON ROOFING SUPPLY
 INC                      COM           073685109   1,584        47,608    SH  -    SOLE                    47,608 -          -
BOTTOMLINE TECH DEL INC   COM           101388106   1,720        65,173    SH  -    SOLE                    65,173 -          -
BRUNSWICK CORP            COM           117043109   1,140        39,187    SH  -    SOLE                    39,187 -          -
CALLIDUS SOFTWARE INC     COM           13123E500     269        59,319    SH  -    SOLE                    59,319 -          -
CAPITAL SR LIVING CORP    COM           140475104   3,816       204,161    SH  -    SOLE                   204,161 -          -
CATAMARAN CORP            COM           148887102   2,378        50,488    SH  -    SOLE                    50,488 -          -
COMMVAULT SYSTEMS INC     COM           204166102   2,482        35,623    SH  -    SOLE                    35,623 -          -
CONCEPTUS INC             COM           206016107   1,638        77,979    SH  -    SOLE                    77,979 -          -
CONNS INC                 COM           208242107   2,734        89,185    SH  -    SOLE                    89,185 -          -
CORELOGIC INC             COM           21871D103   1,903        70,687    SH  -    SOLE                    70,687 -          -
COSTAR GROUP INC          COM           22160N109   2,499        27,967    SH  -    SOLE                    27,967 -          -
CYBERONICS INC            COM           23251P102   2,057        39,161    SH  -    SOLE                    39,161 -          -
CYNOSURE INC              CL A          232577205   2,055        85,239    SH  -    SOLE                    85,239 -          -
DEMANDWARE INC            COM           24802Y105   1,052        38,513    SH  -    SOLE                    38,513 -          -
DIAMONDBACK ENERGY INC    COM           25278X109   1,159        60,616    SH  -    SOLE                    60,616 -          -
DORMAN PRODUCTS INC       COM           258278100     876        24,786    SH  -    SOLE                    24,786 -          -
EAGLE MATERIALS INC       COM           26969P108   2,981        50,963    SH  -    SOLE                    50,963 -          -
ELLIE MAE INC             COM           28849P100   3,221       116,076    SH  -    SOLE                   116,076 -          -
GEOSPACE TECHNOLOGIES
 CORP                     COM           37364X109     875         9,846    SH  -    SOLE                     9,846 -          -
GRAND CANYON ED INC       COM           38526M106   3,027       128,991    SH  -    SOLE                   128,991 -          -
GREENWAY MED
 TECHNOLOGIES IN          COM           39679B103     306        19,895    SH  -    SOLE                    19,895 -          -
GUIDANCE SOFTWARE INC     COM           401692108   2,148       180,966    SH  -    SOLE                   180,966 -          -
HOMEOWNERS CHOICE INC     COM           43741E103   2,364       113,706    SH  -    SOLE                   113,706 -          -
INNERWORKINGS INC         COM           45773Y105     971        70,463    SH  -    SOLE                    70,463 -          -
INVENTURE FOODS INC       COM           461212102   1,044       160,839    SH  -    SOLE                   160,839 -          -
JACK IN THE BOX INC       COM           466367109     865        30,262    SH  -    SOLE                    30,262 -          -
JAZZ PHARMACEUTICALS PLC  SHS USD       G50871105   1,909        35,848    SH  -    SOLE                    35,848 -          -
LEAPFROG ENTERPRISES INC  CL A          52186N106   1,040       120,539    SH  -    SOLE                   120,539 -          -
LINDSAY CORP              COM           535555106   1,497        18,683    SH  -    SOLE                    18,683 -          -
LITHIA MTRS INC           CL A          536797103   3,064        81,879    SH  -    SOLE                    81,879 -          -
MARKET LEADER INC         COM           57056R103   1,259       192,153    SH  -    SOLE                   192,153 -          -
MASTEC INC                COM           576323109   1,824        73,159    SH  -    SOLE                    73,159 -          -
MAXIMUS INC               COM           577933104   1,081        17,098    SH  -    SOLE                    17,098 -          -
MULTIMEDIA GAMES HLDG CO
 INC                      COM           625453105   2,178       148,071    SH  -    SOLE                   148,071 -          -
NATIONSTAR MTG HLDGS INC  COM           63861C109     560        18,081    SH  -    SOLE                    18,081 -          -
NEUSTAR INC               CL A          64126X201   2,673        63,738    SH  -    SOLE                    63,738 -          -
NOVADAQ TECHNOLOGIES INC  COM           66987G102     722        81,328    SH  -    SOLE                    81,328 -          -
OASIS PETE INC NEW        COM           674215108   1,063        33,431    SH  -    SOLE                    33,431 -          -
ON ASSIGNMENT INC         COM           682159108   2,217       109,321    SH  -    SOLE                   109,321 -          -
OSI SYSTEMS INC           COM           671044105   4,948        77,262    SH  -    SOLE                    77,262 -          -
PATRICK INDS INC          COM           703343103     504        32,364    SH  -    SOLE                    32,364 -          -
PIKE ELEC CORP            COM           721283109   1,144       119,768    SH  -    SOLE                   119,768 -          -
POLARIS INDS INC          COM           731068102     906        10,772    SH  -    SOLE                    10,772 -          -
PROS HOLDINGS INC         COM           74346Y103   1,264        69,103    SH  -    SOLE                    69,103 -          -
QUANEX BUILDING PRODUCTS
 COR                      COM           747619104   1,252        61,336    SH  -    SOLE                    61,336 -          -
RADWARE LTD               ORD           M81873107     424        12,853    SH  -    SOLE                    12,853 -          -
ROSETTA RESOURCES INC     COM           777779307   1,529        33,741    SH  -    SOLE                    33,741 -          -
RYLAND GROUP INC          COM           783764103   2,371        64,947    SH  -    SOLE                    64,947 -          -
SEMTECH CORP              COM           816850101   1,845        63,746    SH  -    SOLE                    63,746 -          -
SOURCEFIRE INC            COM           83616T108     702        14,859    SH  -    SOLE                    14,859 -          -
STRATASYS LTD             SHS           M85548101   1,811        22,591    SH  -    SOLE                    22,591 -          -
TANGOE INC                COM           87582Y108   1,455       122,615    SH  -    SOLE                   122,615 -          -
TEAM HEALTH HOLDINGS INC  COM           87817A107   2,312        80,357    SH  -    SOLE                    80,357 -          -
TEAM INC                  COM           878155100   2,252        59,197    SH  -    SOLE                    59,197 -          -
TEARLAB CORP              COM           878193101   1,297       316,406    SH  -    SOLE                   316,406 -          -
TEXAS CAPITAL BANCSHARES
 INC                      COM           88224Q107     774        17,280    SH  -    SOLE                    17,280 -          -
TILE SHOP HLDGS INC       COM           88677Q109      84         5,000    SH  -    SOLE                     5,000 -          -
TRANSDIGM GROUP INC       COM           893641100   1,330         9,757    SH  -    SOLE                     9,757 -          -
TREE COM INC              COM           894675107   2,373       131,604    SH  -    SOLE                   131,604 -          -
TREX CO INC               COM           89531P105   1,539        41,336    SH  -    SOLE                    41,336 -          -
TYLER TECHNOLOGIES INC    COM           902252105   1,143        23,586    SH  -    SOLE                    23,586 -          -
ULTA SALON COSMETCS &
 FRAG I                   COM           90384S303   2,557        26,018    SH  -    SOLE                    26,018 -          -
ULTRATECH INC             COM           904034105   1,280        34,319    SH  -    SOLE                    34,319 -          -
UNITED INS HLDGS CORP     COM           910710102     962       160,000    SH  -    SOLE                   160,000 -          -
VALMONT INDS INC          COM           920253101   3,279        24,010    SH  -    SOLE                    24,010 -          -
VIEWPOINT FINL GROUP INC
 MD                       COM           92672A101     999        47,695    SH  -    SOLE                    47,695 -          -
VITAMIN SHOPPE INC        COM           92849E101   1,933        33,698    SH  -    SOLE                    33,698 -          -
VOCERA COMMUNICATIONS
 INC                      COM           92857F107   2,653       105,700    SH  -    SOLE                   105,700 -          -
WAGEWORKS INC             COM           930427109     742        41,708    SH  -    SOLE                    41,708 -          -
WALTER INVT MGMT CORP     COM           93317W102   2,212        51,419    SH  -    SOLE                    51,419 -          -
WEX INC                   COM           96208T104     685         9,094    SH  -    SOLE                     9,094 -          -
Total Fair Market Value
 (in thousands):                                  135,761